Share Capital - Equity Line Agreement (Details)		1 Months Ended		6 Months Ended
	May 18, 2022 shares	May 31, 2022	May 18, 2022	Jun. 30, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Underwriting agreement, maximum number of shares issued (in shares)	5,200,000
Kepler Cheuvreux subscription agreement | BSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Underwriting agreement, term of exercise			24 months
Underwriting agreement, maximum extension period			6 months
Underwriting agreement, maximum discount		5.00%
Number of warrants (BSAs) exercised (in shares)				0
Kepler Cheuvreux subscription agreement | BSA | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Underwriting agreement, percentage of total number of shares traded			25.00%